UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2015

Date of reporting period: October 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND OCTOBER 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 77.6%

	Shares	Value
CONSUMER DISCRETIONARY — 8.6%
Bed Bath & Beyond *	2,500	$168,350
Gap (A) (B)	6,000	227,340
Hanesbrands (A)	2,000	211,220
Honda Motor ADR	2,000	64,240
Murphy USA *	250	14,325
Photo-Me International	5,000	10,558
Sirius XM Canada Holdings, Cl A	400	2,126
Target (A) (B)	1,000	61,820
Tata Motors ADR	1,000	47,100
TJX (B)	1,600	101,312

		908,391

CONSUMER STAPLES — 8.3%
Archer-Daniels-Midland (B)	2,000	94,000
Colgate-Palmolive (B)	600	40,128
Diageo ADR (B)	500	58,985
JM Smucker (B)	1,600	166,400
Kimberly-Clark (B)	2,000	228,540
Kraft Foods Group (B)	766	43,164
Mondelez International, Cl A (B)	2,000	70,520
PepsiCo (B)	1,000	96,170
Unilever ADR	1,000	40,230
Village Farms International *	40,000	41,169

		879,306

ENERGY — 14.2%
Birchcliff Energy *	12,000	92,844
Canacol Energy *	2,000	6,832
Canadian Natural Resources	3,000	104,640
Cenovus Energy (B)	3,500	86,660
Chevron	500	59,975
Clayton Williams Energy *	400	33,256
ConocoPhillips (B)	1,300	93,795
Consol Energy	3,000	110,400
DeeThree Exploration *	10,000	57,052
Encana (B)	5,000	93,150
Hess	1,000	84,810
Marathon Oil (B)	3,000	106,200
National Oilwell Varco	400	29,056
Painted Pony Petroleum, Cl A *	3,000	28,428
Parkland Fuel	4,000	78,257
Phillips 66 (B)	600	47,100
Suncor Energy (A) (B)	6,000	213,240
Surge Energy	3,000	16,636
Tamarack Valley Energy *	2,000	8,749
Whiting Petroleum (A) (B) *	2,000	122,480
Xtreme Drilling and Coil Services *	8,000	22,075

		1,495,635

FINANCIALS — 8.5%
Alaris Royalty	2,000	59,926

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND OCTOBER 31, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
Bank of New York Mellon (B)	1,000	$38,720
Bankers Petroleum *	5,000	19,210
Berkshire Hathaway, Cl B (B) *	500	70,080
CBOE Holdings (A) (B)	3,000	176,820
Enterprise Group *	60,000	36,738
First Pacific ADR	3,000	16,140
JPMorgan Chase (B)	1,000	60,480
Sprott	30,000	64,416
Wells Fargo (B)	2,000	106,180
Weyerhaeuser (B)	6,000	203,160
WPT Industrial Real Estate *	4,000	40,200

		892,070

HEALTH CARE — 11.5%
Abbott Laboratories (B)	2,000	87,180
Alcobra *	2,000	7,240
Boston Scientific (A) (B) *	10,000	132,800
Express Scripts Holding *	500	38,410
Foamix Pharmaceuticals *	5,000	26,900
GlaxoSmithKline ADR (A) (B)	2,000	90,980
Hologic (A) *	2,000	52,380
Medtronic (A) (B)	1,500	102,240
Merck (B)	3,000	173,820
Novartis ADR	3,000	278,070
Pharming Group *	10,000	4,837
Sanofi ADR (B)	4,000	184,960
Trinity Biotech ADR	1,500	26,100
Tweed Marijuana *	4,000	6,388

		1,212,305

INDUSTRIALS — 7.6%
Ag Growth International *	2,000	82,907
Bri-Chemical *	10,000	11,712
Delta Air Lines (A) (B)	3,000	120,690
Exelis	2,000	35,700
Hertz Global Holdings (A) *	4,000	87,680
Ingersoll-Rand (B)	1,000	62,620
ITT	2,500	112,650
JetBlue Airways *	1,000	11,540
NOW *	100	3,006
Siemens ADR	800	90,192
Tyco International (B)	2,500	107,325
Vectrus *	111	2,713
Xylem	2,000	72,720

		801,455

INFORMATION TECHNOLOGY — 9.3%
Apple (B)	1,400	151,200
Dolby Laboratories, Cl A (A) (B)	1,500	62,880
Flextronics International (A) (B) *	8,000	85,760
Google, Cl A (B) *	300	170,361
Intuit	1,000	88,010

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND OCTOBER 31, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Mastercard, Cl A	1,000	$83,750
Microsoft (B)	4,000	187,800
QUALCOMM	1,000	78,510
Symbility Solutions *	15,000	4,126
Xerox (A)	5,000	66,400

		978,797

MATERIALS — 8.9%
Agnico-Eagle Mines (A) (B)	3,000	70,500
Agrium	1,500	146,730
Altius Minerals *	3,000	28,109
Barrick Gold (A) (B)	5,000	59,350
Burcon NutraScience *	3,212	6,649
CF Industries Holdings	200	52,000
Constellium, Cl A *	3,000	60,750
Dominion Diamond *	6,000	84,060
Goldcorp (B)	1,500	28,170
Golden Star Resources *	60,000	16,200
Ivanhoe Mines, Cl A *	10,000	7,542
Nevsun Resources	15,000	50,850
Orion Engineered Carbons *	1,000	15,100
Osisko Gold Royalties *	2,000	24,985
Polaris Minerals *	20,000	39,040
Royal Gold	1,000	57,150
ShawCor	1,000	44,053
Silver Wheaton (B)	6,000	104,220
Stornoway Diamond *	20,000	10,115
Turquoise Hill Resources (A) *	10,000	33,500

		939,073

TELECOMMUNICATION SERVICES — 0.7%
Vodafone Group ADR (B)	2,181	72,453

TOTAL COMMON STOCK (Cost $6,388,501)		8,179,485

REGISTERED INVESTMENT COMPANIES — 3.0%
CLOSED-END FUND — 0.4%
AllianceBernstein Income Fund (Cost $38,482)	5,000	38,100

EXCHANGE TRADED FUNDS — 2.3%
iShares 20+ Year Treasury Bond ETF	400	47,700
iShares MSCI Japan Small Cap	500	27,705
iShares MSCI Singapore	1,000	13,270
Vanguard FTSE Emerging Markets ETF (B)	3,000	127,920
WisdomTree Japan SmallCap Dividend Fund	500	25,960

TOTAL EXCHANGE TRADED FUNDS (Cost $214,978)		242,555

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND OCTOBER 31, 2014 (Unaudited)

REGISTERED INVESTMENT COMPANIES — continued

	Shares/ Number of Warrants	Value
EXCHANGE TRADED NOTE — 0.3%
PowerShares DB Inverse Japanese Government Bond Futures (Cost $39,485)	2,000	$36,820

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $292,945)		317,475

PREFERRED STOCK — 0.2%
CONSUMER DISCRETIONARY — 0.2%
RONA, 5.250% (C) (Cost $15,224)	800	14,977

WARRANTS — 0.0%
Stornoway Diamond* Expires 07/08/2016 (Cost $1,026)	10,000	799

SHORT-TERM INVESTMENT — 12.4%
Fidelity Institutional Money Market Funds - Money Market Portfolio, Cl I, 0.040% (D) (Cost $1,305,869)	1,305,869	1,305,869

TOTAL INVESTMENTS—93.2% (Cost $8,003,565) †		$9,818,605

SECURITIES SOLD SHORT COMMON STOCK — (5.3)%
CONSUMER DISCRETIONARY — (2.3)%
Under Armour, Cl A * (A)	(3,200)	(209,856)
Zoe’s Kitchen *	(1,000)	(36,460)

		(246,316)

ENERGY — (0.8)%
Ring Energy *	(5,000)	(86,000)
Solar Power *	(1,000)	(2,400)

		(88,400)

FINANCIALS — (1.0)%
FXCM, Cl A	(5,000)	(82,300)
Moelis, Cl A	(500)	(17,080)

		(99,380)

INDUSTRIALS — (0.0)%
Capstone Turbine *	(4,000)	(4,000)

INFORMATION TECHNOLOGY — (0.9)%
GrubHub * (A)	(500)	(18,180)
Paycom Software *	(4,000)	(71,000)

		(89,180)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND OCTOBER 31, 2014 (Unaudited)

COMMON STOCK — continued

	Shares/ Contracts	Value
UTILITIES — (0.3)%
Vivint Solar *	(2,365)	$(33,299)

TOTAL SECURITIES SOLD SHORT—(5.3)% (Proceeds $(352,408))		$(560,575)

PURCHASED OPTIONS ††* — 5.6%
Call
Allied New Gold Call
Expires 1/16/2016, Strike Price $3.00	250	7,500
Bank of America Call
Expires 1/17/2015, Strike Price $15.00	30	6,810
Barrick Gold Call
Expires 1/16/2016, Strike Price $10.00	15	4,275
Denbury Resources Call
Expires 1/16/2016, Strike Price $10.00	30	7,950
Goldcorp Call
Expires 1/16/2016, Strike Price $18.00	20	6,140
Gran Tierra Energy Call
Expires 11/22/2014, Strike Price $7.50	60	300
MannKind Call
Expires 1/16/2016, Strike Price $5.00	10	2,210
Peabody Energy Call
Expires 1/17/2015, Strike Price $15.00	20	140
Penn Virginia Call
Expires 1/16/2016, Strike Price $5.00	10	4,300
Suncor Energy Call
Expires 1/17/2015, Strike Price $25.00	20	19,900
Thompson Creek Metals Call
Expires 1/17/2015, Strike Price $5.00	200	600
Turquoise Hill Resources Call
Expires 1/17/2015, Strike Price $5.00	100	500
Expires 1/16/2016, Strike Price $2.00	50	5,000
Yamana Gold Call
Expires 1/17/2015, Strike Price $8.00	50	150

		65,775

Put
3D Systems Put
Expires 1/17/2015, Strike Price $50.00	5	6,900
Expires 1/16/2016, Strike Price $50.00	8	12,000
Expires 1/16/2016, Strike Price $45.00	4	5,040
Advanced Micro Devices Put
Expires 1/17/2015, Strike Price $4.00	50	6,000
Expires 1/17/2015, Strike Price $3.50	100	7,600
American Vanguard Put
Expires 2/21/2015, Strike Price $10.00	20	500
athenahealth Put
Expires 1/17/2015, Strike Price $175.00	2	10,240
Expires 1/16/2016, Strike Price $135.00	4	11,760
Cheniere Energy Put
Expires 1/17/2015, Strike Price $27.00	20	120
Expires 1/17/2015, Strike Price $40.00	5	35
Expires 1/16/2016, Strike Price $40.00	5	735
Clean Energy Fuels Put
Expires 1/17/2015, Strike Price $8.00	50	5,750
Expires 1/17/2015, Strike Price $5.00	107	2,461
Concur Technologies Put
Expires 11/22/2014, Strike Price $110.00	10	100

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND OCTOBER 31, 2014 (Unaudited)

PURCHASED OPTIONS ††* — continued

	Contracts	Value
Cornerstone OnDemand Put
Expires 11/22/2014, Strike Price $45.00	10	$8,400
Expires 11/22/2014, Strike Price $40.00	15	6,750
Dice Holdings Put
Expires 11/22/2014, Strike Price $10.00	30	600
Direxion Daily Mid Cap Bull 3X ETF Put
Expires 1/18/2014, Strike Price $75.00	25	5,500
Direxion Daily Semicondct Bull 3X Shares Put
Expires 11/22/2014, Strike Price $125.00	10	15,800
Expires 11/22/2014, Strike Price $105.00	5	1,950
Expires 1/16/2016, Strike Price $80.00	20	31,200
Direxion Daily Small Cap Bull 3X Shares Put
Expires 1/17/2015, Strike Price $75.00	20	14,240
Expires 1/17/2015, Strike Price $85.00	5	6,465
Expires 1/16/2016, Strike Price $85.00	2	4,870
Expires 1/16/2016, Strike Price $75.00	2	3,640
Expires 1/16/2016, Strike Price $50.00	2	1,700
E*Trade Financial Put
Expires 1/17/2015, Strike Price $20.00	40	1,800
EnerNOC Put
Expires 12/20/2014, Strike Price $20.00	24	11,760
Facebook Put
Expires 1/17/2015, Strike Price $55.00	2	30
Expires 1/16/2016, Strike Price $50.00	5	1,035
Fuelcell Energy Put
Expires 1/16/2016, Strike Price $2.50	1	95
Goodyear Tire & Rubber Company Put
Expires 1/17/2015, Strike Price $20.00	50	750
GoPro Put
Expires 4/18/2015, Strike Price $55.00	5	2,700
GrubHub Put
Expires 12/20/2014, Strike Price $40.00	20	9,600
Intrexon Put
Expires 1/17/2015, Strike Price $25.00	20	7,400
iShares Russell 2000 Put
Expires 12/20/2014, Strike Price $105.00	50	2,950
Jabil Circuit Put
Expires 1/17/2015, Strike Price $15.00	65	325
L Brands Put
Expires 1/17/2015, Strike Price $41.00	25	125
Michael Kors Holdings Put
Expires 1/17/2015, Strike Price $65.00	5	450
Expires 1/16/2016, Strike Price $65.00	5	2,590
Morgan Stanley Put
Expires 1/17/2015, Strike Price $25.00	40	200
Netflix Put
Expires 1/17/2015, Strike Price $200.00	5	95
Opko Health Put
Expires 1/17/2015, Strike Price $10.00	40	6,800
Pandora Media Put
Expires 1/17/2015, Strike Price $30.00	5	5,700
Expires 1/17/2015, Strike Price $25.00	10	6,400
Expires 1/16/2016, Strike Price $30.00	5	5,750
Plug Power Put
Expires 1/17/2015, Strike Price $12.00	10	7,400
Expires 1/17/2015, Strike Price $10.00	40	21,600
Expires 1/17/2015, Strike Price $4.00	10	400
Expires 1/16/2016, Strike Price $12.00	10	7,900
Expires 1/16/2016, Strike Price $10.00	10	6,100
PowerShares QQQ Put
Expires 12/20/2014, Strike Price $79.63	30	150
PowerShares Senior Loan ETF Put
Expires 1/17/2015, Strike Price $25.00	10	800

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND OCTOBER 31, 2014 (Unaudited)

PURCHASED OPTIONS ††* — continued

	Contracts	Value
ProShares Ultra QQQ Put
Expires 1/17/2015, Strike Price $110.00	5	$930
Expires 1/17/2015, Strike Price $125.00	35	17,185
Expires 1/17/2015, Strike Price $100.00	10	980
Expires 1/17/2015, Strike Price $80.00	20	120
Expires 1/17/2015, Strike Price $75.00	10	70
Expires 1/17/2015, Strike Price $130.00	5	3,600
Expires 1/16/2016, Strike Price $100.00	10	7,500
ProShares Ultra S&P 500 Put
Expires 1/17/2015, Strike Price $120.00	20	10,600
Expires 1/16/2016, Strike Price $125.00	10	18,450
Expires 1/16/2016, Strike Price $120.00	20	33,640
Rackspace Hosting Put
Expires 1/17/2015, Strike Price $40.00	40	14,400
Expires 1/17/2015, Strike Price $35.00	25	3,625
Expires 1/17/2015, Strike Price $27.50	50	1,000
Expires 1/17/2015, Strike Price $30.00	10	400
Expires 1/16/2016, Strike Price $40.00	5	3,050
Royal Caribbean Cruises Put
Expires 1/17/2015, Strike Price $40.00	20	340
Salesforce.com Put
Expires 1/17/2015, Strike Price $30.00	50	150
Expires 1/17/2015, Strike Price $45.00	70	1,470
Expires 1/17/2015, Strike Price $40.00	80	640
Expires 1/16/2016, Strike Price $35.00	50	5,550
Expires 1/16/2016, Strike Price $50.00	10	4,000
ServiceNow Put
Expires 11/22/2014, Strike Price $70.00	10	3,500
Expires 11/22/2014, Strike Price $55.00	25	125
Shutterstock Put
Expires 11/22/2014, Strike Price $55.00	10	100
Sirona Dental Systems Put
Expires 12/20/2014, Strike Price $75.00	5	500
SolarCity Put
Expires 1/17/2015, Strike Price $45.00	30	4,170
Expires 1/17/2015, Strike Price $50.00	15	3,435
Expires 1/16/2016, Strike Price $40.00	10	4,500
Expires 1/16/2016, Strike Price $35.00	5	1,625
Expires 1/16/2016, Strike Price $45.00	10	6,450
Expires 1/21/2017, Strike Price $70.00	1	2,250
SPDR S&P 500 ETF Trust Put
Expires 1/17/2015, Strike Price $175.00	40	2,880
Expires 1/16/2016, Strike Price $90.00	2	1,590
SPDR S&P Retail ETF Put
Expires 12/20/2014, Strike Price $80.00	50	2,000
Synchronoss Technologies Put
Expires 12/20/2014, Strike Price $40.00	10	200
Tempur-Pedic Put
Expires 1/17/2015, Strike Price $30.00	33	165
Tesla Motors Put
Expires 1/17/2015, Strike Price $160.00	2	316
Expires 1/17/2015, Strike Price $150.00	5	575
Expires 1/17/2015, Strike Price $115.00	5	145
Expires 1/16/2016, Strike Price $110.00	2	940
Expires 1/16/2016, Strike Price $150.00	10	12,100
Textura Put
Expires 12/20/2014, Strike Price $20.00	10	600
TripAdvisor Put
Expires 1/17/2015, Strike Price $70.00	5	350
Expires 1/17/2015, Strike Price $50.00	20	200
Expires 1/16/2016, Strike Price $70.00	15	9,840
Expires 1/16/2016, Strike Price $60.00	5	1,975

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND OCTOBER 31, 2014 (Unaudited)

PURCHASED OPTIONS ††* — continued

	Contracts	Value
Trulia Put
Expires 1/16/2016, Strike Price $30.00	5	$675
Twitter Put
Expires 1/17/2015, Strike Price $60.00	5	9,135
Expires 1/17/2015, Strike Price $30.00	10	270
Expires 1/16/2016, Strike Price $50.00	5	6,615
Under Armour Put
Expires 1/17/2015, Strike Price $55.00	16	880
Expires 1/17/2015, Strike Price $45.00	10	150
Expires 1/17/2015, Strike Price $40.00	20	200
Whiting USA Trust I Put
Expires 3/21/2015, Strike Price $5.00	24	9,360
Williams Sonoma Put
Expires 1/17/2015, Strike Price $47.00	21	105
Workday Put
Expires 1/17/2015, Strike Price $60.00	10	250
Expires 1/17/2015, Strike Price $85.00	12	3,720
Expires 1/16/2016, Strike Price $75.00	8	6,160
Expires 1/16/2016, Strike Price $70.00	4	2,720
Expires 1/16/2016, Strike Price $65.00	20	10,400
Yelp Put
Expires 1/17/2015, Strike Price $60.00	4	1,920
Expires 1/16/2016, Strike Price $50.00	4	2,920

		524,972

TOTAL PURCHASED OPTIONS (Cost $1,254,348)		$590,747

WRITTEN OPTIONS ††* — (0.4)%
Call
Agnico-Eagle Mines Call
Expires 11/22/2014, Strike Price $42.50	(10)	(40)
Expires 1/17/2015, Strike Price $50.00	(10)	(80)
Apple Call
Expires 11/22/2014, Strike Price $105.00	(14)	(4,830)
Boston Scientific Call
Expires 1/17/2015, Strike Price $13.00	(6)	(450)
CBOE Holdings Call
Expires 11/22/2014, Strike Price $55.00	(10)	(4,200)
Expires 12/20/2014, Strike Price $57.50	(10)	(2,470)
Delta Air Lines Call
Expires 11/22/2014, Strike Price $33.00	(10)	(7,400)
Expires 12/20/2014, Strike Price $40.00	(10)	(2,140)
Dolby Laboratories Call
Expires 11/22/2014, Strike Price $40.00	(15)	(3,225)
Flextronics International Call
Expires 1/17/2015, Strike Price $125.00	(30)	(480)
Gap Call
Expires 11/22/2014, Strike Price $40.00	(60)	(2,640)
GlaxoSmithKline Call
Expires 11/22/2014, Strike Price $57.50	(10)	(50)
Hanesbrands Call
Expires 1/17/2015, Strike Price $105.00	(15)	(7,050)
Hertz Global Holdings Call
Expires 12/20/2014, Strike Price $31.00	(40)	(200)
Hologic Call
Expires 12/20/2014, Strike Price $25.00	(20)	(3,600)
Medtronic Call
Expires 11/22/2014, Strike Price $70.00	(5)	(255)
Target Call
Expires 11/22/2014, Strike Price $62.50	(10)	(870)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND OCTOBER 31, 2014 (Unaudited)

WRITTEN OPTIONS ††* — continued

	Contracts	Value
Whiting Petroleum Call
Expires 11/22/2014, Strike Price $82.50	(10)	$(50)
Expires 12/20/2014, Strike Price $75.00	(10)	(400)
Xerox Call
Expires 1/17/2015, Strike Price $14.00	(30)	(780)

TOTAL WRITTEN OPTIONS (Premiums Received $39,356)		$(41,210)

Percentages are based on Net Assets of $10,535,345.

*	Non-income producing security.
(A)	Underlying security for a written/purchased option.
(B)	All or a portion of the shares have been committed as collateral for open short positions.
(C)	Floating rate security—Rate disclosed is the rate in effect on October 31, 2014.
(D)	The rate reported is the 7-day effective yield as of October 31, 2014.

†	At October 31, 2014, the tax basis cost of the Fund’s investments, excluding purchased options, written options and securities sold short, was $8,003,565 , and the unrealized appreciation and depreciation were $2,504,124 and $(689,084) respectively.
††	For the period ended October 31, 2014, the total amount of all open purchased options and written options, as presented in the Schedule of Investments, is representative of the volume of activity for this derivative type during the period.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND OCTOBER 31, 2014 (Unaudited)

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock	$8,179,485	$—	$—	$8,179,485
Registered Investment Companies	317,475	—	—	317,475
Preferred Stock	14,977	—	—	14,977
Warrants	—	799	—	799
Short-Term Investment	1,305,869	—	—	1,305,869
Purchased Options	590,747	—	—	590,747

Total Investments in Securities	$10,408,553	$799	$—	$10,409,352

	Level 1	Level 2	Level 3	Total
Liabilities
Common Stock	$(560,575)	$—	$—	$(560,575)
Written Options	(41,210)	—	—	(41,210)

Total Liabilities	$(601,785)	$—	$—	$(601,785)

During the period ended October 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. During the period ended October 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

GRT-QH-002-0800

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 23, 2014

By	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: December 23, 2014